--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                  JUNE 30, 2002
--------------------------------------------------------------------------------


                                   VALUE LINE

                               SPECIAL SITUATIONS

                                   FUND, INC.



                                     [LOGO]
                                   VALUE LINE
                              NO-LOAD MUTUAL FUNDS



INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       Alan N. Hoffman
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER



THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).
                                                                         #522853

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                       TO OUR VALUE LINE SPECIAL
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

The Value Line Special Situations Fund lost 3.96% in the six months ending June 30, 2002, compared to a loss of 13.16% for the Standard & Poor's 500 Index(1).

Your Fund continues to perform well relative to its peer group of funds. Among the "multi-cap core" funds tracked by Lipper Inc., the Fund finished in the top 20% for the year ended June 30th. For three years, it ranks in the top 11% of its category; for five years, the top 3%; and for ten years, the top 8%. (Lipper's multi-cap core category includes funds that buy companies of all sizes occupying both the "growth" and the "value" ends of the valuation spectrum.)(2)

The best strategy during the first half of 2002 proved to be the avoidance of investments in the poorly performing technology and telecommunications sectors, side-stepping disasters such as WorldCom and Lucent, and selling troubled Tyco International at a good price. We concentrated instead on selected parts of the healthcare, financial services, defense, and other relatively stable sectors.

Just as important, our individual stock selections, as always, have emphasized issues with recent records of strong earnings and stock price momentum, relative to other stocks. This disciplined strategy has helped us over the years not only to find winners, but to avoid losers. The portfolio currently holds about 350 stocks of companies of all sizes and is diversified across many sectors. The median market capitalization of the holdings is about $2.6 billion, but about one-sixth of assets are in market caps under $1 billion and one-sixth in market caps over $9 billion.

We will remain vigilant as to near-term risks as we wait for this storm to pass, while looking forward to better times ahead. Thank you for investing with us.

                                Sincerely,


                                /s/ Jean Bernhard Buttner


                                Jean Bernhard Buttner
                                CHAIRMAN AND PRESIDENT

August 5, 2002



--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES. IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
(2) LIPPER RANKED THE FUND, BASED ON TOTAL RETURN, #75 OUT OF 393, #29 OUT OF 275, #4 OUT OF 161, AND #4 OUT OF 47 MULTI CAP GROWTH FUNDS FOR THE 1, 3, 5, AND 10 YEAR PERIODS ENDED 6/30/02, RESPECTIVELY.


--------------------------------------------------------------------------------
2

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SITUATIONS FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATION:

The U.S. economic recovery, which accelerated markedly earlier this year, has now moved back onto a slower, but, we believe, ultimately sustainable upward path. Our cautious optimism on the business outlook reflects the ongoing strength in such key sectors as housing and retailing, and the gradual emergence of the industrial sector from its deep slump. Also contributing to the likely sustained business expansion are continued low interest rates. The Federal Reserve, which put into effect a succession of interest rate cuts last year, now appears in no hurry to lift borrowing costs, even though economic activity is firming up. Overall, we expect the economy to expand by some 3% in the second half of this year and to then proceed at a similar pace in 2003. Our expectations assume that oil supplies will remain high enough, notwithstanding the continuing turmoil in the Middle East, and that equity prices will stabilize sufficiently so that consumers do not rein in their spending to any significant degree.

Inflation, meantime, remains muted, thanks, in part, to continued stable labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the economy moves further along the recovery road over the next year or two, some modest increases in pricing pressures may evolve. Absent a more vigorous business recovery than we now expect, or a prolonged rise in oil prices, inflation should remain on the modest side through 2003, and perhaps beyond.


Finally, the Federal Reserve, which, as noted, had been aggressive in reducing interest rates in order to promote stronger economic activity, has completed its extended rate reduction cycle. We believe the Fed will now keep interest rates at current levels until well into 2003.



PERFORMANCE DATA:**

                                  AVERAGE ANNUAL   GROWTH OF AN ASSUMED
                                   TOTAL RETURN    INVESTMENT OF $10,000
                                  --------------   ---------------------
 1 year ended 6/30/02 ..........       -11.26%            $ 8,874
 5 years ended 6/30/02 .........       +12.78%            $18,248
10 years ended 6/30/02 .........       +14.13%            $37,503

--------------------------------------------------------------------------------
** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
   OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.


--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

PORTFOLIO HIGHLIGHTS AT JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                                       VALUE        PERCENTAGE
ISSUE                                   SHARES    (IN THOUSANDS)   OF NET ASSETS
--------------------------------------------------------------------------------
Chico's FAS, Inc. ....................  82,500        $2,996            1.1%
Varian Medical Systems, Inc. .........  62,000         2,514            1.0
Alliant Techsystems, Inc. ............  38,812         2,476            0.9
Wal-Mart Stores, Inc. ................  44,000         2,420            0.9
Career Education Corp. ...............  50,000         2,250            0.9
Microsoft Corp. ......................  40,000         2,188            0.8
Tenet Healthcare Corp. ...............  30,000         2,146            0.8
General Dynamics Corp. ...............  20,000         2,127            0.8
Bed Bath & Beyond Inc. ...............  56,000         2,113            0.8
Quest Diagnostics, Inc. ..............  22,000         1,893            0.7


FIVE LARGEST INDUSTRY CATEGORIES

                                                   VALUE            PERCENTAGE
ISSUE                                             (IN THOUSANDS)   OF NET ASSETS
--------------------------------------------------------------------------------
Retail - Special Lines ............................  $20,886            8.0%
Medical Supplies ..................................   14,821            5.7
Medical Services ..................................   14,680            5.6
Restaurant ........................................   14,053            5.4
Financial Services - Diversified ..................   11,619            4.4


FIVE LARGEST NET SECURITY PURCHASES*

                                                                       COST
ISSUE                                                             (IN THOUSANDS)
-------------------------------------------------------------------------------
3M Company ..........................................................  $859
Mid Atlantic Medical Services, Inc. .................................   607
Brunswick Corp. .....................................................   605
Accredo Health, Inc. ................................................   603
Hilton Hotels Corp. .................................................   593


FIVE LARGEST NET SECURITY SALES*

                                                                     PROCEEDS
ISSUE                                                             (IN THOUSANDS)
--------------------------------------------------------------------------------
International Game Technology .....................................  $2,142
Microsoft Corp. ...................................................   2,101
General Electric Co. ..............................................   2,022
Northrop Grumman Corp. ............................................   1,783
Polycom, Inc. .....................................................   1,465

* FOR THE SIX MONTH PERIOD ENDED 6/30/02
--------------------------------------------------------------------------------
4

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
             COMMON STOCKS (92.9%)
             ADVERTISING (0.4%)
28,500       Harte-Hanks, Inc. ..................................  $   586
12,000       Omnicom Group, Inc. ................................      549
                                                                   -------
                                                                     1,135
             AEROSPACE/DEFENSE (2.8%)
38,812       Alliant Techsystems, Inc.* .........................    2,476
20,000       DRS Technologies, Inc.* ............................      855
20,000       General Dynamics Corp. .............................    2,127
28,000       L-3 Communications
              Holdings, Inc.* ...................................    1,512
12,000       Rockwell Collins, Inc. .............................      329
                                                                   -------
                                                                     7,299
             AIR TRANSPORT (0.1%)
17,000       Airborne, Inc. .....................................      327

             APPAREL (0.2%)
16,000       VF Corp. ...........................................      627

             AUTO & TRUCK (0.2%)
21,000       United Auto Group, Inc.* ...........................      439

             AUTO PARTS (1.6%)
10,000       Advance Auto Parts, Inc.* ..........................      545
20,000       American Axle & Manufacturing
              Holdings, Inc.* ...................................      595
21,000       ArvinMeritor, Inc. .................................      504
 5,000       BorgWarner, Inc. ...................................      289
26,000       Dana Corp. .........................................      482
11,000       Genuine Parts Co. ..................................      383
10,000       Johnson Controls, Inc. .............................      816
33,750       Tower Automotive, Inc.* ............................      471
                                                                   -------
                                                                     4,085

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
             BANK (3.9%)
26,000       BancorpSouth, Inc. .................................  $   525
25,000       Bank of Hawaii Corp. ...............................      700
25,000       BB&T Corp. .........................................      965
16,000       City National Corp. ................................      860
20,000       Commerce Bancorp, Inc. .............................      884
32,000       Compass Bancshares, Inc. ...........................    1,075
42,000       Hibernia Corp. Class "A" ...........................      831
21,000       National Commerce
              Financial Corp. ...................................      552
25,000       North Fork Bancorporation, Inc. ....................      995
13,000       Regions Financial Corp. ............................      457
40,000       SouthTrust Corp. ...................................    1,045
13,000       Wells Fargo & Co. ..................................      651
17,000       Westamerica Bancorporation .........................      673
                                                                   -------
                                                                    10,213
             BANK -- MIDWEST (1.5%)
13,000       Commerce Bancshares, Inc. ..........................      575
18,000       Fifth Third Bancorp ................................    1,200
18,000       Marshall & Ilsley Corp. ............................      557
34,000       TCF Financial Corp. ................................    1,669
                                                                   -------
                                                                     4,001
             BEVERAGE --
               ALCOHOLIC (1.1%)
11,000       Anheuser-Busch Companies, Inc.......................      550
 2,000       Brown-Forman Corp. Class "B" .......................      138
52,000       Constellation Brands, Inc.
              Class "A"* ........................................    1,664
 8,000       Coors (Adolph) Co. Class "B" .......................      498
                                                                   -------
                                                                     2,850
             BEVERAGE --
               SOFT DRINK (0.8%)
30,000       Pepsi Bottling Group, Inc. (The) ...................      924
25,000       PepsiCo, Inc. ......................................    1,205
                                                                   -------
                                                                     2,129

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
          BUILDING MATERIALS (0.6%)
 6,000    American Woodmark Corp. ...............................     $337
 7,000    Apogee Enterprises, Inc. ..............................      101
 5,000    Granite Construction Inc. .............................      126
28,000    Jacobs Engineering Group, Inc.* .......................      974
                                                                    ------
                                                                     1,538
          CEMENT &
           AGGREGATES (0.0%)
 4,172    Cemex S.A. de C.V. (ADR) ..............................      110

          CHEMICAL --
           DIVERSIFIED (0.5%)
18,000    Albemarle Corp. .......................................      554
 7,000    3M Company ............................................      861
                                                                    ------
                                                                     1,415
          CHEMICAL --
           SPECIALTY (0.6%)
12,000    Ecolab Inc. ...........................................      555
10,600    Minerals Technologies, Inc. ...........................      523
 9,000    Praxair, Inc. .........................................      512
                                                                    ------
                                                                     1,590
          COMPUTER &
           PERIPHERALS (0.3%)
14,000    Inter-Tel Inc. ........................................      239
16,000    Tech Data Corp.* ......................................      606
                                                                    ------
                                                                       845
          COMPUTER SOFTWARE &
           SERVICES (3.1%)
34,000    Affiliated Computer Services, Inc.
          Class "A"* ............................................    1,614
23,000    ANSYS, Inc.* ..........................................     462
14,000    Certegy, Inc.* ........................................      520
12,000    Cognizant Technology
           Solutions Corp.* .....................................      645
24,000    Fair, Issac & Co., Inc. ...............................      789
31,500    Fiserv, Inc.* .........................................    1,156
23,000    JDA Software Group, Inc.* .............................      650
40,000    Microsoft Corp.* ......................................    2,188
                                                                    ------
                                                                     8,024

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
          DIVERSIFIED COMPANY (2.8%)
10,000    American Standard
           Companies, Inc.* .....................................    $ 751
15,000    Ametek, Inc. ..........................................      559
 7,900    Danaher Corp. .........................................      524
11,000    Fortune Brands, Inc. ..................................      616
19,000    Hillenbrand Industries, Inc. ..........................    1,067
21,000    ITT Industries, Inc. ..................................    1,483
30,000    Oakley, Inc.* .........................................      522
13,000    Pentair, Inc. .........................................      625
 4,000    Pittston Brink's Group ................................       96
17,000    Teleflex, Inc. ........................................      971
                                                                    ------
                                                                     7,214
          DRUG (1.8%)
27,000    First Horizon
          Pharmaceutical Corp.* .................................      559
22,000    Forest Laboratories, Inc.* ............................    1,557
24,000    Gilead Sciences, Inc.* ................................      789
34,000    NBTY, Inc.* ...........................................      526
18,000    Scios Inc.* ...........................................      551
10,000    Teva Pharmaceutical
           Industries Ltd. (ADR) ................................      668
                                                                    ------
                                                                     4,650
          E-COMMERCE (0.2)
21,000    Websense, Inc.* .......................................      537

          EDUCATIONAL
           SERVICES (2.9%)
42,750    Apollo Group, Inc. Class "A"* .........................    1,685
50,000    Career Education Corp.* ...............................    2,250
47,000    Corinthian Colleges, Inc.* ............................    1,593
25,000    Education Management Corp.* ...........................    1,018
24,000    ITT Educational Services, Inc.* .......................      523
 8,500    Strayer Education, Inc. ...............................      541
                                                                    ------
                                                                     7,610

--------------------------------------------------------------------------------
6

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
          ELECTRIC UTILITY --
           CENTRAL (0.2%)
 4,000    Cleco Corp. ...........................................     $ 88
12,000    Entergy Corp. .........................................      509
                                                                    ------
                                                                       597
          ELECTRICAL
           EQUIPMENT (0.2%)
21,000    Zoran Corp.* ..........................................      481

          ELECTRONICS (0.4%)
12,000    FEI Company* ..........................................      294
17,000    Harman International
           Industries, Inc. .....................................      837
                                                                    ------
                                                                     1,131
          ENTERTAINMENT (1.1%)
24,000    Belo Corp. Series "A" .................................      543
 8,000    Cox Radio, Inc. Class "A"* ............................      193
30,000    Cumulus Media, Inc. Class "A"* ........................      413
10,000    Entercom Communications
           Corp.* ...............................................      459
24,000    Radio One, Inc. Class "A"* ............................      357
 8,000    Sinclair Broadcast Group, Inc.
           Class "A"* ...........................................      115
14,000    Univision Communications, Inc.
           Class "A"* ...........................................      439
17,000    USA Interactive* ......................................      399
                                                                    ------
                                                                     2,918
          ENTERTAINMENT
           TECHNOLOGY (1.5%)
45,000    Activision, Inc.* .....................................    1,308
16,000    Electronic Arts Inc.* .................................    1,057
 9,000    Electronics Boutique Holdings
           Corp.* ...............................................      264
53,000    Pinnacle Systems, Inc.* ...............................      582
24,000    THQ, Inc.* ............................................      715
                                                                    ------
                                                                     3,926

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
          ENVIRONMENTAL (0.7%)
37,000    Headwaters, Inc.* .....................................    $ 583
34,000    Stericycle, Inc.* .....................................    1,204
                                                                   -------
                                                                     1,787
          FINANCIAL SERVICES --
          DIVERSIFIED (4.4%)
40,000    Bisys Group, Inc. (The)* ..............................    1,332
28,000    Block (H. & R.), Inc. .................................    1,292
16,000    Brown & Brown, Inc. ...................................      504
45,000    Cendant Corp.* ........................................      715
28,000    Citigroup, Inc. .......................................    1,085
26,000    Concord EFS, Inc.* ....................................      784
16,000    Doral Financial Corp. .................................      534
26,400    Fidelity National Financial, Inc. .....................      834
 4,000    Gallagher (Arthur J.) & Co. ...........................      139
20,000    Global Payments, Inc. .................................      595
15,000    Hilb, Rogal & Hamilton Co. ............................      679
 8,000    MGIC Investment Corp. .................................      542
17,000    New Century Financial Corp.* ..........................      594
17,000    Radian Group, Inc. ....................................      831
14,000    Unitrin, Inc. .........................................      501
20,000    Willis Group Holdings Ltd.* ...........................      658
                                                                   -------
                                                                    11,619
          FOOD PROCESSING (1.7%)
11,000    American Italian Pasta Co.
           Class "A"* ...........................................      561
16,000    Dean Foods Co.* .......................................      597
17,000    Dole Food Co., Inc. ...................................      491
12,000    Dreyer's Grand Ice Cream, Inc. ........................      823
30,000    Fresh Del Monte Produce, Inc. .........................      750
22,500    Kraft Foods, Inc. .....................................      921
 8,000    Ralcorp Holdings, Inc.* ...............................      250
   200    Smucker (J.M.) Co. ....................................        7
                                                                  --------
                                                                     4,400

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
          FOOD WHOLESALERS (0.8%)
20,000    Fleming Companies, Inc. ...............................     $363
21,000    Performance Food Group Co.* ...........................      711
36,000    Supervalu, Inc. .......................................      883
                                                                     -----
                                                                     1,957
          FURNITURE/HOME
           FURNISHINGS (1.0%)
14,000    Furniture Brands
           International, Inc.* .................................      424
20,000    La-Z-Boy, Inc. ........................................      504
21,651    Mohawk Industries, Inc.* ..............................    1,332
21,900    Tuesday Morning Corp.* ................................      406
                                                                     -----
                                                                     2,666
          GROCERY (0.4%)
21,000    Whole Foods Market, Inc.* .............................    1,013

          HEALTHCARE INFORMATION
           SYSTEMS (0.7%)
28,000    Cerner Corp.* .........................................    1,339
15,000    NDCHealth Corp. .......................................      419
                                                                     -----
                                                                     1,758
          HOME APPLIANCE (0.4%)
12,000    Maytag Corp. ..........................................      512
10,000    Toro Company (The) ....................................      568
                                                                     -----
                                                                     1,080
          HOTEL/GAMING (1.9%)
15,100    Ameristar Casinos, Inc.* ..............................      439
43,000    Argosy Gaming Company* ................................    1,221
25,000    Aztar Corp.* ..........................................      520
 5,000    GTECH Holdings Corp.* .................................      128
35,000    Hilton Hotels Corp. ...................................      487
12,000    International Game Technology* ........................      680
27,000    Isle of Capris Casinos, Inc.* .........................      547
14,000    MGM Mirage, Inc.* .....................................      472
28,000    Penn National Gaming, Inc.* ...........................      508
                                                                     -----
                                                                     5,002

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
          HOUSEHOLD
           PRODUCTS (1.5%)
26,000    Dial Corp. (The) ......................................    $ 521
22,000    Energizer Holdings, Inc.* .............................      603
16,000    Newell Rubbermaid, Inc. ...............................      561
10,000    Procter & Gamble Co. (The) ............................      893
14,000    Rent-A-Center, Inc.* ..................................      812
22,000    Yankee Candle Co., Inc.* ..............................      596
                                                                    ------
                                                                     3,986
          HUMAN RESOURCES (0.5%)
17,000    AMN Healthcare Services, Inc.* ........................      595
 5,000    Manpower, Inc. ........................................      184
20,000    Right Management
           Consultants, Inc.* ...................................      526
                                                                    ------
                                                                     1,305
          INDUSTRIAL
           SERVICES (1.0%)
11,000    Cintas Corp. ..........................................      544
14,000    Coinstar, Inc.* .......................................      342
16,000    Emcor Group, Inc.* ....................................      939
 9,000    FTI Consulting, Inc.* .................................      315
16,000    URS Corp.* ............................................      448
                                                                    ------
                                                                     2,588
          INFORMATION
           SERVICES (0.7%)
14,000    ChoicePoint, Inc.* ....................................      637
23,000    Equifax, Inc. .........................................      621
20,000    Getty Images, Inc.* ...................................      435
                                                                    ------
                                                                     1,693
          INSURANCE -- LIFE (0.1%)
 8,000    Prudential Financial, Inc.* ...........................      267

--------------------------------------------------------------------------------
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


                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                         (IN THOUSANDS)
--------------------------------------------------------------------------------
          INSURANCE -- PROPERTY/
           CASUALTY (2.5%)
11,000    Berkley (W.R.) Corp. ..................................     $605
11,000    Mercury General Corp. .................................      534
50,000    Ohio Casualty Corp.* ..................................    1,045
45,000    Old Republic International Corp. ......................    1,418
14,000    PMI Group, Inc. .......................................      535
18,000    Progressive Corp. .....................................    1,041
17,400    RenaissanceRe Holdings Ltd. ...........................      637
 9,000    XL Capital Ltd. Class "A" .............................      762
                                                                    ------
                                                                     6,577
          INTERNET (0.2%)
23,000    Ticketmaster Class "B"* ...............................      430

          MACHINERY (1.0%)
35,000    AGCO Corp.* ...........................................      682
13,000    Donaldson Co., Inc. ...................................      456
16,900    Flowserve Corp.* ......................................      504
18,750    Graco Inc. ............................................      471
14,000    Manitowoc Co., Inc. (The) .............................      497
                                                                    ------
                                                                     2,610
          MANUFACTURED HOUSING/
           RECREATIONAL
           VEHICLE (0.8%)
30,000    Clayton Homes, Inc. ...................................      474
19,000    Monaco Coach Corp.* ...................................      405
 9,500    Oshkosh Truck Corp. ...................................      562
13,600    Winnebago Industries, Inc. ............................      598
                                                                    ------
                                                                     2,039

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
          MEDICAL SERVICES (5.6%)
14,000    American Medical Systems
          Holdings, Inc.* .......................................    $ 281
10,000    Anthem, Inc.* .........................................      675
16,000    Community Health
           Systems, Inc.* .......................................      429
 7,000    Coventry Health Care, Inc.* ...........................      199
17,000    Cross Country, Inc.* ..................................      643
 4,718    DaVita, Inc.* .........................................      112
10,000    DIANON Systems, Inc.* .................................      534
19,500    First Health Group Corp.* .............................      547
22,000    Gentiva Health Services Inc.* .........................      198
16,000    HCA, Inc. .............................................      760
10,000    Health Net, Inc.* .....................................      268
14,000    IGEN International, Inc.* .............................      441
18,000    Laboratory Corp. of
           America Holdings* ....................................      822
34,000    Lincare Holdings, Inc.* ...............................    1,098
17,000    Mid Atlantic Medical
           Services, Inc.* ......................................      533
22,000    Quest Diagnostics, Inc.* ..............................    1,893
30,000    Tenet Healthcare Corp.* ...............................    2,146
20,000    Triad Hospitals, Inc.* ................................      847
 8,000    UnitedHealth Group, Inc. ..............................      732
12,000    Universal Health Services, Inc.
           Class "B"* ...........................................      588
12,000    Wellpoint Health Networks, Inc.*.......................      934
                                                                   -------
                                                                    14,680

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
          MEDICAL SUPPLIES (5.7%)
 9,000    AmerisourceBergen Corp. ...............................     $684
 6,000    Beckman Coulter, Inc. .................................      299
27,750    Biomet, Inc. ..........................................      753
16,000    Charles River Laboratories
           International, Inc.* .................................      561
19,900    CONMED Corp.* .........................................      444
18,000    Cooper Companies, Inc. ................................      848
34,500    DENTSPLY International, Inc. ..........................    1,273
 4,000    Fisher Scientific
           International, Inc.* .................................      112
34,000    Henry Schein, Inc.* ...................................    1,513
21,000    Inamed Corp.* .........................................      561
15,000    Johnson & Johnson .....................................      784
 8,000    McKesson Corp. ........................................      262
22,702    Medtronic, Inc. .......................................      973
14,000    Mentor Corp. ..........................................      514
24,250    Merit Medical Systems, Inc.* ..........................      498
34,000    Patterson Dental Co.* .................................    1,711
 7,000    St. Jude Medical, Inc.* ...............................      517
62,000    Varian Medical Systems, Inc.* .........................    2,514
                                                                    ------
                                                                    14,821
          METAL FABRICATING (0.3%)
24,000    Harsco Corp. ..........................................      900

          NEWSPAPER (0.9%)
 4,000    Knight-Ridder, Inc. ...................................      252
14,500    Lee Enterprises, Inc. .................................      508
 9,000    McClatchy Co. (The) Class "A" .........................      578
 8,000    Media General, Inc. Class "A" .........................      480
 7,000    Scripps (E.W.) Co. Class "A" ..........................      539
                                                                    ------
                                                                     2,357
          OFFICE EQUIPMENT &
           SUPPLIES (0.7%)
30,000    Global Imaging Systems, Inc.* .........................      570
62,000    Moore Corporation Ltd.* ...............................      712
80,000    OfficeMax, Inc.* ......................................      471
                                                                    ------
                                                                     1,753

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
          PACKAGING &
           CONTAINER (0.9%)
12,000    Ball Corp. ............................................   $  498
10,000    Bemis Co., Inc. .......................................      475
40,000    Packaging Corp. of America* ...........................      796
29,000    Pactiv Corp.* .........................................      690
                                                                    ------
                                                                     2,459
          PHARMACY SERVICES (1.2%)
14,236    Accredo Health, Inc.* .................................      657
46,000    Caremark Rx, Inc.* ....................................      759
16,500    D&K Healthcare Resources, Inc. ........................      582
18,000    Express Scripts, Inc. Class "A"* ......................      902
13,000    Omnicare, Inc. ........................................      341
                                                                    ------
                                                                     3,241
          PRECISION
           INSTRUMENT (0.4%)
15,000    FLIR Systems, Inc.* ...................................      630
24,000    Garmin Ltd.* ..........................................      529
                                                                    ------
                                                                     1,159
          PUBLISHING (0.2%)
14,000    Deluxe Corp. ..........................................      544
           R.E.I.T. (1.0%)
10,000    Anworth Mortgage Asset Corp. ..........................      140
24,000    Capital Automotive REIT ...............................      573
32,000    Chelsea Property Group, Inc. ..........................    1,070
15,000    Public Storage, Inc. ..................................      557
15,000    Thornburg Mortgage, Inc. ..............................      295
                                                                    ------
                                                                     2,635
          RAILROAD (0.3%)
18,000    CP Holders, Inc. ......................................      811

--------------------------------------------------------------------------------
10

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
          RECREATION (2.0%)
13,000    Action Performance
          Companies, Inc.* ......................................     $411
21,000    Brunswick Corp. .......................................      588
 7,000    Expedia, Inc. Class "A"* ..............................      415
24,000    Harley-Davidson, Inc. .................................    1,231
56,000    Mattel, Inc. ..........................................    1,180
13,000    Polaris Industries, Inc. ..............................      845
20,000    SCP Pool Corp.* .......................................      555
                                                                    ------
                                                                     5,225
          RESTAURANT (5.4%)
22,500    Applebee's International, Inc. ........................      516
20,000    Bob Evans Farms, Inc. .................................      630
39,000    Brinker International, Inc.* ..........................    1,238
22,000    CBRL Group, Inc. ......................................      671
12,000    CEC Entertainment, Inc.* ..............................      496
43,500    Cheesecake Factory
           Incorporated (The)* ..................................    1,543
51,000    CKE Restaurants, Inc.* ................................      580
64,500    Darden Restaurants, Inc. ..............................    1,593
18,000    Jack in the Box, Inc.* ................................      572
 5,000    Landry's Restaurants, Inc. ............................      128
18,000    Panera Bread Co. - Class "A"* .........................      626
19,000    RARE Hospitality
           International, Inc.* .................................      511
60,800    Ruby Tuesday, Inc. ....................................    1,180
15,000    Ryan's Family Steak
           Houses, Inc.* ........................................      198
56,250    Sonic Corp.* ..........................................    1,767
25,000    Starbucks Corp.* ......................................      621
15,000    Wendy's International, Inc. ...........................      598
20,000    Yum! Brands, Inc.* ....................................      585
                                                                    ------
                                                                    14,053

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
          RETAIL BUILDING
           SUPPLY (1.1%)
14,000    Fastenal Co. ..........................................   $  539
21,000    Hughes Supply, Inc. ...................................      943
28,000    Lowe's Companies, Inc. ................................    1,271
                                                                    ------
                                                                     2,753
          RETAIL STORE (3.6%)
31,000    Big Lots, Inc.* .......................................      610
12,000    BJ's Wholesale Club Inc.* .............................      462
40,700    Circuit City Stores, Inc. -
           CarMax Group* ........................................      881
51,000    Family Dollar Stores, Inc. ............................    1,798
19,200    Kohl's Corp.* .........................................    1,346
11,000    Sears, Roebuck & Co. ..................................      597
19,000    ShopKo Stores, Inc.* ..................................      384
26,000    Target Corp. ..........................................      991
44,000    Wal-Mart Stores, Inc. .................................    2,420
                                                                    ------
                                                                     9,489

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
          RETAIL -- SPECIAL
           LINES (8.0%)
25,000    Abercrombie & Fitch Co.
          Class "A"* ............................................     $603
15,000    AutoNation, Inc.* .....................................      217
16,000    AutoZone, Inc.* .......................................    1,237
56,000    Bed Bath & Beyond Inc.* ...............................    2,113
12,000    Best Buy Co., Inc.* ...................................      436
22,000    Blockbuster, Inc. Class "A" ...........................      592
   900    Charlotte Russe Holding, Inc.* ........................       20
82,500    Chico' s FAS, Inc.* ...................................    2,996
24,000    Christopher & Banks Corp.* ............................    1,015
12,000    Coach, Inc.* ..........................................      659
17,000    Dollar Tree Stores, Inc.* .............................      670
29,000    Gymboree Corp.* .......................................      464
21,000    Insight Enterprises, Inc.* ............................      529
29,000    Luxottica Group, S.P.A. (ADR) .........................      551
14,000    Michaels Stores, Inc.* ................................      546
27,500    Movie Gallery, Inc.* ..................................      581
21,000    Nautilus Group, Inc. (The)* ...........................      643
30,666    99 Cents Only Stores* .................................      787
31,500    O'Reilly Automotive, Inc.* ............................      868
31,000    Pier 1 Imports, Inc. ..................................      651
19,000    Ross Stores, Inc. .....................................      774
19,000    Sonic Automotive, Inc.
           Class A* .............................................      489
16,000    Stage Stores, Inc.* ...................................      556
14,000    Tiffany & Co. .........................................      493
28,000    TJX Companies, Inc. (The) .............................      549
32,000    Too, Inc.* ............................................      986
17,000    Weight Watchers
           International, Inc.* .................................      738
 4,000    Williams-Sonoma, Inc.* ................................      123
                                                                    ------
                                                                    20,886

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
          SECURITIES
           BROKERAGE (0.2%)
31,000    Annaly Mortgage
          Management, Inc. ......................................   $  601

          SEMICONDUCTOR (1.1%)
28,000    Asyst Technologies, Inc.* .............................      570
14,000    ChipPac, Inc. Class "A"* ..............................       87
13,000    Cymer, Inc.* ..........................................      456
10,000    Marvell Technology Group Ltd.* ........................      199
25,500    Microchip Technology Inc.* ............................      699
54,000    Silicon Image, Inc.* ..................................      330
60,000    United Microelectronics Corp.
           (ADR)* ...............................................      441
                                                                    ------
                                                                     2,782
          SEMICONDUCTOR
           CAPITAL EQUIPMENT (0.1%)
16,000    MKS Instruments, Inc.* ................................      321

          SHOE (1.1%)
 2,000    Brown Shoe Company, Inc. ..............................       56
21,000    Kenneth Cole Productions, Inc.
           Class "A"* ...........................................      595
10,000    Nike, Inc. Class "B" ..................................      537
38,000    Reebok International Ltd.* ............................    1,121
26,000    Skechers U.S.A. Inc. Class "A"* .......................      562
                                                                    ------
                                                                     2,871

--------------------------------------------------------------------------------
12

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
          THRIFT (3.2%)
37,000    BankAtlantic Bancorp, Inc.
           Class "A" ............................................ $    459
30,450    Charter One Financial, Inc. ...........................    1,047
32,000    Golden State Bancorp, Inc. ............................    1,160
13,000    GreenPoint Financial Corp. ............................      638
17,000    Independence Community
           Bank Corp. ...........................................      488
31,000    Net.B@nk, Inc.* .......................................      361
32,000    New York Community
           Bancorp, Inc. ........................................      867
63,000    Sovereign Bancorp, Inc. ...............................      942
50,000    Staten Island Bancorp, Inc. ...........................      960
29,920    Washington Federal, Inc. ..............................      756
17,000    Webster Financial Corp. ...............................      650
                                                                  --------
                                                                     8,328
          TOILETRIES/
           COSMETICS (0.4%)
10,000    Avon Products, Inc. ...................................      523
19,000    Regis Corp. ...........................................      513
                                                                  --------
                                                                     1,036
          TRUCKING/
           TRANSPORTATION
          LEASING (0.4%)
9,500     Landstar System, Inc.* ................................    1,015
                                                                  --------
          TOTAL COMMON STOCKS
           AND TOTAL INVESTMENT
           SECURITIES (92.9%)
           (COST $195,050,000)................................... $243,188
                                                                  --------

                                                                      VALUE
    PRINCIPAL                                                    (IN THOUSANDS
      AMOUNT                                                    EXCEPT PER SHARE
  (IN THOUSANDS)                                                     AMOUNT)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (6.0%)
 (INCLUDING ACCRUED INTEREST)
    $    15,600               Collateralized by
                              $  12,323,000
                              U.S. Treasury Bonds
                              8.00%, due 11/15/21,
                              with a value of
                              $ 15,853,000 (with
                              UBS Warburg LLC,
                              1.82%, dated 6/28/02,
                              due 7/1/02, delivery
                              value $15,202,366)................. $ 15,602
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES (1.1%) ....................................    2,907
                                                                  --------
NET ASSETS (100.0%) ............................................. $261,697
                                                                  --------
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE
PER OUTSTANDING SHARE
($261,696,998 \D 14,375,246
SHARES OUTSTANDING) ............................................. $  18.20
                                                                  --------


* NON-INCOME PRODUCING.
(ADR) AMERICAN DEPOSITORY RECEIPTS.


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                (IN THOUSANDS
                                                                 EXCEPT PER
                                                                SHARE AMOUNT)
                                                                -------------
ASSETS:
Investment securities, at value
   (Cost - $195,050) ........................................     $243,188
Repurchase agreement
   (Cost - $15,602) .........................................       15,602
Cash ........................................................           53
Receivable for capital shares sold ..........................        6,101
Receivable for securities sold ..............................        2,235
Dividends receivable ........................................          316
Prepaid insurance expense ...................................           10
                                                                  --------
    TOTAL ASSETS ............................................      267,505
                                                                  --------
LIABILITIES:
Payable for capital shares repurchased ......................        5,421
Payable for securities purchased ............................          116
Accrued expenses:
  Advisory fee ..............................................          159
  Service and distribution plan fees
     payable ................................................           53
  Other .....................................................           59
                                                                  --------
    TOTAL LIABILITIES .......................................        5,808
                                                                  --------
NET ASSETS ..................................................     $261,697
                                                                  ========
NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value
   (authorized 100,000,000, outstanding
   14,375,246 shares) .......................................     $ 14,375
Additional paid-in capital ..................................      209,719
Accumulated net investment loss .............................         (381)
Accumulated net realized loss on
   investments ..............................................      (10,154)
Net unrealized appreciation of
   investments ..............................................       48,138
                                                                  --------
NET ASSETS ..................................................     $261,697
                                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER OUTSTANDING
   SHARE ($261,696,998 - 14,375,246
   SHARES OUTSTANDING) ......................................     $  18.20
                                                                  ========

STATEMENT OF OPERATIONS FOR THE
SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
                                                               (IN THOUSANDS)
                                                               --------------
INVESTMENT INCOME:
Dividends (Net of foreign withholding
   taxes of $2) .............................................     $  1,104
Interest ....................................................           76
                                                                  --------
    Total Income ............................................        1,180
                                                                  --------
EXPENSES:
Advisory fee ................................................          981
Service and distribution plan fees ..........................          327
Transfer agent ..............................................           70
Trading service expense .....................................           42
Custodian fees ..............................................           41
Auditing and legal fees .....................................           26
Postage .....................................................           19
Registration fees ...........................................           15
Printing ....................................................           14
Directors' fees and expenses ................................           11
Telephone ...................................................           10
Insurance, dues and other ...................................            7
                                                                  --------
     Total Expenses Before Custody
        Credits ............................................         1,563
     Less: Custody Credits .................................            (2)
                                                                  --------
     Net Expenses ..........................................         1,561
                                                                  --------
NET INVESTMENT LOSS ........................................          (381)
                                                                  --------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS:
     Net Realized Loss .....................................          (190)
     Change in Net Unrealized
        Appreciation .......................................       (10,047)
                                                                  --------
NET REALIZED LOSS AND CHANGE IN NET
   UNREALIZED APPRECIATION ON
   INVESTMENTS .............................................       (10,237)
                                                                  --------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS ..............................................      $(10,618)
                                                                  ========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                        ENDED          YEAR ENDED
                                                                    JUNE 30, 2002     DECEMBER 31,
                                                                     (UNAUDITED)          2001
                                                                   ---------------   -------------
                                                                           (IN THOUSANDS)
OPERATIONS:
 Net investment loss .............................................   $     (381)      $   (1,216)
 Net realized loss on investments ................................         (190)          (9,710)
 Change in net unrealized appreciation ...........................      (10,047)         (59,848)
                                                                     ---------------------------
 Net decrease in net assets from operations ......................      (10,618)         (70,774)
                                                                     ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions ..................           --           (6,030)
                                                                     ---------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ....................................      254,756          575,420
 Proceeds from reinvestment of distributions to shareholders .....           --            5,714
 Cost of shares repurchased ......................................     (244,270)        (630,765)
                                                                     ---------------------------
 Net increase (decrease) from capital share transactions .........       10,486          (49,631)
                                                                     ---------------------------
TOTAL DECREASE IN NET ASSETS .....................................         (132)        (126,435)

NET ASSETS:
 Beginning of period .............................................      261,829          388,264
                                                                     ---------------------------
 End of period ...................................................   $  261,697       $  261,829
                                                                     ===========================
ACCUMULATED NET INVESTMENT LOSS, END OF PERIOD ...................   $     (381)      $       --
                                                                     ===========================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


--------------------------------------------------------------------------------
16

                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND
   DISTRIBUTIONS TO SHAREHOLDERS

Transactions in capital stock were as follows (IN THOUSANDS EXCEPT PER SHARE AMOUNTS):

                                          SIX MONTHS
                                            ENDED          YEAR ENDED
                                        JUNE 30, 2002     DECEMBER 31,
                                         (UNAUDITED)          2001
                                       ---------------   -------------
Shares sold ........................       13,519            28,406
Shares issued to
   shareholders in
   reinvestment of
   distributions ...................           --               305
                                           ------------------------
                                           13,519            28,711
Shares repurchased .................       12,959            31,384
                                           ------------------------
Net increase (decrease) ............          560            (2,673)
                                           ========================
Distributions per share
   from net realized gains .........       $   --            $ .4385
                                           ========================


3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                SIX MONTHS
                                                   ENDED
                                               JUNE 30, 2002
                                                (UNAUDITED)
                                              --------------
                                              (IN THOUSANDS)
PURCHASES:
Investment Securities ........................    $97,955
                                                  =======
SALES:
Investment Securities ........................    $99,857
                                                  =======


4. INCOME TAXES

At June 30, 2002, information on the tax components of capital is as follows:

                                                (UNAUDITED)
                                               (IN THOUSANDS)
                                              ---------------
Cost of investments for tax purposes .........   $210,684
                                                 ========
Gross tax unrealized appreciation ............   $ 56,380
Gross tax unrealized depreciation ............      8,274
                                                 --------
Net tax unrealized appreciation
   on investments ............................   $ 48,106
                                                 ========
Capital loss carryforward, expires
   December 31, 2009 .........................   $  9,758
                                                 ========

To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

--------------------------------------------------------------------------------

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2002
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH
   AFFILIATES

An advisory fee of $981,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2001. This was computed at the rate of 3/4 of 1% of the average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2002, fees amounting to $327,000 were paid or payable to the Distributor under this Plan. In the six months ended June 30, 2002, the Fund reimbursed the Distributor $42,000 for trading services it performed on behalf of the Fund.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

For the six months ended June 30, 2002, the Fund's expenses were reduced by $1,873 under a custody credit agreement with the Custodian.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at June 30, 2002, owned 282,355 shares of the Fund's capital stock, representing 2.0% of the outstanding shares. In addition, certain officers and directors of the Fund owned 132,829 shares of the Fund, representing 0.9% of the shares outstanding.


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


                                    THE VALUE LINE SPECIAL SITUATIONS FUND, INC.
FINANCIAL HIGHLIGHTS
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SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                            SIX MONTHS
                                               ENDED                            YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2002   -----------------------------------------------------------------
                                            (UNAUDITED)       2001          2000          1999          1998          1997
                                            --------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD .............................      $ 18.95      $   23.55     $   27.09     $   17.70     $   14.48     $   13.34
                                            ---------     ----------     ---------     ---------     ---------     ---------
 INCOME (LOSS) FROM
  INVESTMENT  OPERATIONS:
  Net investment loss ..................         (.03)          (.09)         (.19)         (.04)         (.04)         (.02)
  Net gains or losses on
    securities (both realized
    and unrealized .....................         (.72)         (4.07)        (1.64)        10.83          4.30          4.15
                                            ---------     ----------     ---------     ---------     ---------     ---------
  Total from investment
    operations .........................         (.75)         (4.16)        (1.83)        10.79          4.26          4.13
                                            ---------     ----------     ---------     ---------     ---------     ---------
 LESS DISTRIBUTIONS:
  Dividends from net
     investment income .................           --             --            --            --            --             #
  Distributions from capital
    gains ..............................           --           (.44)        (1.71)        (1.40)        (1.04)        (2.99)
                                            ----------     ---------     ---------     ---------     ---------     ---------
  Total distributions ..................           --           (.44)        (1.71)        (1.40)        (1.04)        (2.99)
                                            ----------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD .........      $ 18.20      $   18.95     $   23.55     $   27.09     $   17.70       $ 14.48
                                            ==========     =========     =========     =========     =========     =========
TOTAL RETURN ...........................        -3.96%+       -17.65%        -6.78%        61.66%        29.88%        32.10%
                                            ==========     =========     =========     =========     =========     =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ............................    $ 261,697      $ 261,829      $388,264     $ 421,031     $ 190,634     $ 116,040
Ratio of expenses to average
 net assets ............................         1.20%*(1)      1.14%(1)      1.01%(1)       .89%(1)      1.02%         1.08%
Ratio of net investment loss to
 average net assets ....................         (.29)%*        (.39)%        (.68)%        (.22)%        (.34)%        (.14)%
Portfolio turnover rate ................           38%+           88%           78%           85%          183%          240%

 #  DIVIDEND PAID WAS LESS THAN ONE CENT PER SHARE
(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD NOT HAVE CHANGED.
 *  ANNUALIZED
 +  NOT ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.
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                                                                              19

THE VALUE LINE SPECIAL SITUATIONS FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS

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1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio.


The Fund may be subject to state and local taxes and the Alternative Minimum tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.



* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818,24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


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